Warrants	12 Months Ended
Dec. 31, 2021
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Warrants	Warrants
In connection with the closing of the Transaction, outstanding public redeemable warrants and Sponsor held private warrants of ADAC were converted into warrants to purchase Class A common stock of MarketWise, Inc., with substantively identical terms. Immediately after giving effect to the Transaction, there were 20,699,993 public warrants and 10,280,000 private warrants held by the Sponsor, each exercisable for one share of Class A common stock of MarketWise, Inc. at $11.50 per share. As of December 31, 2021, the number of warrants outstanding remained unchanged.
The warrants may be exercised only during the period commencing on August 20, 2021 (30 days after the closing of the Transaction) through August 20, 2026 (five years thereafter). The private warrants are identical to the public warrants, except that the private warrants will be non-redeemable (except as set forth below under “—Redemption of warrants when the price per share equals or exceeds $10.00”) so long as they are held by the Sponsor or their permitted transferees.
Redemption of warrants when the price per share equals or exceeds $10.00
Once the warrants become exercisable, the Company may redeem the outstanding warrants for Class A common stock:
•in whole and not in part;
•at $0.10 per warrant upon a minimum of 30 days’ prior written notice of redemption provided that holders will be able to exercise their warrants on a cashless basis prior to redemption and receive that number of Class A common stock to be determined by reference to an agreed table based on the redemption date and the “fair market value” of the Class A common stock;
•if, and only if, the last reported sale price (the “closing price”) of the Class A common stock equals or exceeds $10.00 per share (as adjusted) for any 20 trading days within the 30-trading day period ending on the third trading day prior to the date on which the Company sends the notice of redemption to the warrant holders; and
•if the closing price of the Class A common stock for any 20 trading days within a 30-trading day period ending on the third trading day prior to the date on which the Company sends the notice of redemption to the warrant holders is less than $18.00 per share (as adjusted), the private warrants must also be concurrently called for redemption on the same terms as the outstanding public warrants, as described above.
The “fair market value” of the Class A common stock shall mean the volume weighted average price of the Class A common stock during the 10 trading days immediately following the date on which the notice of redemption is sent to the holders of warrants. The Company will provide warrant holders with the final fair market value no later than one business day after the 10-trading day period described above ends. In no event will the warrants be exercisable in connection with this redemption feature for more than 0.361 Class A common stock per warrant (subject to adjustment).
Redemption of warrants when the price per share equals or exceeds $18.00
Once the warrants become exercisable, the Company may redeem the outstanding warrants for cash (except the private warrants):
•in whole and not in part;
•at a price of $0.01 per warrant;
•upon a minimum of 30 days’ prior written notice of redemption; and
•if, and only if, the closing price of the Class A common stock equals or exceeds $18.00 per share (as adjusted) for any 20 trading days within a 30-trading day period ending on the third trading day prior to the date on which the Company sends the notice of redemption to the warrant holders.
The Company has reviewed the terms of warrants to purchase its Class A common stock to determine whether warrants should be classified as liabilities or equity in its consolidated balance sheet. In order for a warrant to be classified in stockholders’ equity, the warrant must be (a) indexed to the Company’s equity and (b) meet the conditions for equity classification in ASC 815-40, Derivatives and Hedging - Contracts in an Entity’s Own Equity. If a warrant does not meet the conditions for equity classification, it is carried on the consolidated balance sheet as a warrant liability measured at fair value, with subsequent changes in the fair value of the warrant recorded in the consolidated statement of operations as change in fair value of warrants in Other income (expense), net. The Company determined that all warrants are required to be classified as liability in the consolidated balance sheet at fair value, with changes in fair value recorded in the consolidated statement of operations. At the closing of the Transaction on July 21, 2021, the warrants had an initial fair value of $45,021, which was recorded as liability and a reduction to additional paid-in capital in the consolidated balance sheet. As of December 31, 2021, the fair value of the warrants was $29,332.